Organization and Principal Activities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Net revenues	$ 37,484,493	$ 25,087,269	$ 17,067,029
Net (loss) income	9,836,231	31,127,184	12,384,303
VIE [Member]
Variable Interest Entity [Line Items]
Net revenues	4,083,805	1,570,505	3,933,484
Net (loss) income	$ 2,282,755	$ (1,254,359)	$ (181,682)